Leased Assets (Details Textuals) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Leased Assets (Textuals) [Abstract]
Rental expenses under operating leases	¥ 78,538	¥ 87,077	¥ 87,360
Sublease rental received under operating leases	1,974	1,675	1,742
Total minimum rentals received in future under noncancelable subleases for operating lease	¥ 4,614